Other assets and liabilities (Tables)	6 Months Ended
Sep. 30, 2017
Details of Other Assets and Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2017 and September 30, 2017:

	March 31, 2017	September 30, 2017
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,564,295	2,000,669
Collateral provided for derivative transactions	973,404	1,110,240
Prepaid pension cost	682,592	707,464
Margins provided for futures contracts	276,398	363,325
Miscellaneous receivables	324,135	294,262
Security deposits	122,858	127,302
Loans held for sale	26,689	20,546
Other	1,021,958	1,484,483

Total	4,992,329	6,108,291

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,400,141	2,710,819
Guaranteed trust principal	683,324	714,801
Collateral accepted for derivative transactions	671,691	568,881
Miscellaneous payables	481,809	456,138
Margins accepted for futures contracts	307,066	363,221
Unearned income	134,666	130,480
Factoring amounts owed to customers	53,488	22,810
Other	1,294,340	1,088,413

Total	5,026,525	6,055,563